Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2020

LSF-QTLY-0620
1.800341.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.6%
Interactive Media & Services - 5.2%
Alphabet, Inc. Class A (a)	36,600	$49,289
Facebook, Inc. Class A (a)	199,400	40,819
		90,108
Media - 4.1%
Altice U.S.A., Inc. Class A (a)	1,829,600	47,515
Nexstar Broadcasting Group, Inc. Class A (b)	347,798	24,360
		71,875
Wireless Telecommunication Services - 3.3%
T-Mobile U.S., Inc. (a)	653,000	57,333

TOTAL COMMUNICATION SERVICES		219,316

CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.3%
Tesla, Inc. (a)	29,800	23,300
Hotels, Restaurants & Leisure - 6.2%
Boyd Gaming Corp.	1,482,700	24,746
Eldorado Resorts, Inc. (a)(b)	1,658,780	35,564
MGM Mirage, Inc.	369,500	6,219
Penn National Gaming, Inc. (a)	1,317,970	23,486
Royal Caribbean Cruises Ltd. (b)	104,700	4,897
Studio City International Holdings Ltd. ADR (a)	695,700	12,105
		107,017
Household Durables - 0.6%
Tempur Sealy International, Inc. (a)	192,400	10,342
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	2,600	6,432

TOTAL CONSUMER DISCRETIONARY		147,091

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
Darling International, Inc. (a)	526,083	10,832
JBS SA	11,023,700	48,328
		59,160
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp. (a)	2,098,400	4,688
FINANCIALS - 3.9%
Banks - 2.0%
Bank of America Corp.	652,399	15,690
JPMorgan Chase & Co.	199,700	19,123
		34,813
Consumer Finance - 1.9%
American Express Co.	160,600	14,655
OneMain Holdings, Inc.	773,100	18,717
		33,372

TOTAL FINANCIALS		68,185

HEALTH CARE - 13.6%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	134,100	14,412
Health Care Providers & Services - 5.6%
Cigna Corp.	113,300	22,182
HCA Holdings, Inc.	42,800	4,703
Humana, Inc.	80,800	30,851
UnitedHealth Group, Inc.	133,500	39,045
		96,781
Life Sciences Tools & Services - 5.8%
Charles River Laboratories International, Inc. (a)	80,900	11,704
IQVIA Holdings, Inc. (a)	370,100	52,773
Thermo Fisher Scientific, Inc.	107,500	35,978
		100,455
Pharmaceuticals - 1.4%
Bausch Health Cos., Inc. (Canada) (a)	408,100	7,374
Bristol-Myers Squibb Co.	290,300	17,653
		25,027

TOTAL HEALTH CARE		236,675

INDUSTRIALS - 8.9%
Airlines - 2.6%
Air Canada (a)	3,111,100	45,238
Building Products - 0.6%
Carrier Global Corp. (a)	603,300	10,684
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	4
Machinery - 2.0%
Allison Transmission Holdings, Inc.	510,200	18,541
Fortive Corp.	242,600	15,526
		34,067
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	5
Professional Services - 0.4%
ASGN, Inc. (a)	162,500	7,548
Trading Companies & Distributors - 3.3%
HD Supply Holdings, Inc. (a)	713,100	21,165
United Rentals, Inc. (a)	273,000	35,081
		56,246

TOTAL INDUSTRIALS		153,792

INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 3.6%
CDW Corp.	205,900	22,814
Zebra Technologies Corp. Class A (a)	175,300	40,259
		63,073
IT Services - 15.9%
EPAM Systems, Inc. (a)	170,200	37,595
Fiserv, Inc. (a)	264,609	27,271
Global Payments, Inc.	327,600	54,388
GoDaddy, Inc. (a)	261,600	18,163
MasterCard, Inc. Class A	189,300	52,052
PayPal Holdings, Inc. (a)	309,400	38,056
Visa, Inc. Class A	276,300	49,380
		276,905
Semiconductors & Semiconductor Equipment - 6.4%
Broadcom, Inc.	36,300	9,860
Lam Research Corp.	132,600	33,850
Microchip Technology, Inc. (b)	408,600	35,846
ON Semiconductor Corp. (a)	1,177,900	18,899
Skyworks Solutions, Inc.	113,600	11,801
		110,256
Software - 12.3%
Adobe, Inc. (a)	210,500	74,444
Microsoft Corp.	369,600	66,236
Palo Alto Networks, Inc. (a)	108,300	21,282
Salesforce.com, Inc. (a)	51,400	8,324
SS&C Technologies Holdings, Inc.	489,797	27,017
VMware, Inc. Class A (a)(b)	125,500	16,506
		213,809

TOTAL INFORMATION TECHNOLOGY		664,043

MATERIALS - 2.5%
Chemicals - 1.4%
CF Industries Holdings, Inc.	433,900	11,932
The Chemours Co. LLC (b)	1,129,328	13,247
		25,179
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	204,500	8,137
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	1,634,200	9,979

TOTAL MATERIALS		43,295

UTILITIES - 5.0%
Electric Utilities - 2.4%
NRG Energy, Inc.	1,000,400	33,543
PG&E Corp. (a)	693,900	7,383
		40,926
Independent Power and Renewable Electricity Producers - 2.6%
Vistra Energy Corp.	2,332,265	45,572

TOTAL UTILITIES		86,498

TOTAL COMMON STOCKS
(Cost $1,397,634)		1,682,743
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30(c)
(Cost $940)	940	772
	Shares	Value (000s)

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.16% (d)	54,346,823	54,363
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	100,624,096	100,634
TOTAL MONEY MARKET FUNDS
(Cost $154,990)		154,997
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $1,553,564)		1,838,512
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(100,985)
NET ASSETS - 100%		$1,737,527

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $772,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$760
Fidelity Securities Lending Cash Central Fund	140
Total	$900

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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